Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2023
Registrant Name	dei_EntityRegistrantName	Hartford Series Fund Inc
CIK	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Sep. 24, 2024
Effective Date	dei_DocumentEffectiveDate	Sep. 24, 2024
Prospectus Date	rr_ProspectusDate	Apr. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A